Income Taxes - Schedule of Deferred Tax Assets (Liability) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets (Liability) [Abstract]
Loss on impairment of Assets	$ 881,855	$ 713,223
Net operating loss carryforwards	6,473,705	5,677,413
Operating lease liabilities	446,376	178,014
Operating lease assets	(445,321)	(178,014)
Deferred tax assets, Gross	7,356,615	6,390,636
Valuation allowance	(7,356,615)	(6,390,636)
Deferred tax assets, net